Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	The CNG Committee approves all equity awards on or before the grant date. The CNG Committee’s general practice is to grant equity awards in February or early March of each year, which the CNG Committee believes is a sufficient amount of time after the release of our fiscal year-end results for the public markets to have absorbed such results. On occasion, the CNG Committee may grant equity awards outside of our annual grant cycle for new hires, promotions, recognition, retention, or other purposes.
While the CNG Committee has discretionary authority to grant equity awards outside of the cycle described above, it does not have a practice or policy of granting equity awards in anticipation of the release of material non-public information and, in any event, we do not time the release of material non-public information in coordination with grants of equity awards in a manner that intentionally affects the value of executive compensation.
The Company did not grant any stock options or SARs to its NEOs during 2025.

Award Timing Method	The CNG Committee approves all equity awards on or before the grant date. The CNG Committee’s general practice is to grant equity awards in February or early March of each year, which the CNG Committee believes is a sufficient amount of time after the release of our fiscal year-end results for the public markets to have absorbed such results. On occasion, the CNG Committee may grant equity awards outside of our annual grant cycle for new hires, promotions, recognition, retention, or other purposes.

Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	While the CNG Committee has discretionary authority to grant equity awards outside of the cycle described above, it does not have a practice or policy of granting equity awards in anticipation of the release of material non-public information and, in any event, we do not time the release of material non-public information in coordination with grants of equity awards in a manner that intentionally affects the value of executive compensation.

MNPI Disclosure Timed for Compensation Value	false